Equity-accounted investees - Disclosures Regarding Interests in Associates (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity-Accounted Investees [Line Items]
Dividends received					$ 5,848	$ 9,328	$ 6,354
Adionics Société
Equity-Accounted Investees [Line Items]
Payment to acquire investment in associates			$ 20,383
Proportion of ownership interest in associate, percentage			20.00%
SAS Adionics
Equity-Accounted Investees [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity		$ (18,756)
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Dividends received	$ 3,000			$ 633	$ 0	$ 633	$ 3,000
Proportion of ownership interest in associate, percentage					37.00%
Dividend income	$ 523